Taxation - Tax Charge (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Corporation tax
Current year		£ 423.0	£ 404.2		£ 383.0
Prior years		(63.4)	(108.1)		(97.2)
Corporation tax		359.6	296.1		285.8
Deferred tax
Current year		(78.3)	(41.5)		(207.4)
Prior years		(6.3)	1.4		4.6
Deferred tax		(84.6)	(40.1)		(202.8)
Tax charge	[2]	£ 275.0	£ 256.0	[3]	£ 83.0	[3]

[1]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
[2]	Figures have been restated, as described in the accounting policies.
[3]	Profit before taxation has been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.